PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses	$ 274	$ 555
Value added tax refundable	3,377	881
Interest receivables	350	86
Others	287	153
Prepaid expenses and other current assets	$ 4,288	$ 1,675